Commitments and Contingencies - Additional Information - Samsung (Details) $ in Millions	12 Months Ended	24 Months Ended
	Dec. 31, 2017 USD ($) newbuilding	Dec. 31, 2020 vessel
Samsung Heavy Industries Co., Ltd.
Loss Contingencies [Line Items]
Number of newbuildings | newbuilding	4
Aggregate fully built-up cost for shipbuilding contracts	$ 587.0
Payments made towards the commitment	24.0
Payments due in 2018	58.1
Payments due in 2019	225.4
Payments due in 2020	$ 279.8
Scenario, Forecast | Statoil
Loss Contingencies [Line Items]
Number of vessels | vessel		2
Scenario, Forecast | North Sea CoA
Loss Contingencies [Line Items]
Number of vessels | vessel		2